ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable to related parties	$ 975,227	[1]	$ 709,727	[1],[2]	$ 531,000	[2]
Un-issued shares liability related party	$ 51,150	[3]	$ 38,400	[3]

[1]	$ 391,900 to the CEO, $374,400 to the CFO and $208,927 and the CCO for 11 months of salary. At December 31, 2022 there were $286,900 to the CEO, $269,400 to the CFO and $153,427 and the CCO. All earlier accrued salaries due were forfeited on August 1, 2022.
[2]	$286,900 to the CEO, 269,400 to the CFO and $153,427 and the CCO for 8 months of salary for the period May through December 2022, while there was $210,000 to each the CFO and the CEO at and $111,000 for the CCO at December 31, 2021. All earlier accrued salaries due were forfeited on August 1, 2022.
[3]	There are currently 60,000 shares of Common Stock awarded but not issued to four Board Members in the first quarter of 2023. The total fair market value at the time of the award was $51,250